Financial results	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Financial results
Note 11. Financial results
11.1 Interest income

	Consolidated Successor For the year ended December 31, 2019	Consolidated Successor For the period from April 4, 2018 through December 31, 2018	Predecessor For the period from January 1, 2018 through April 3, 2018	Predecessor For the year ended December 31, 2017
Financial interests	1,328	2,125	—	—
Interests on government notes at amortized costs	2,442	407	239	166

Total interest income	3,770	2,532	239	166

11.2 Interest expense

	Consolidated Successor For the year ended December 31, 2019	Consolidated Successor For the period from April 4, 2018 through December 31, 2018	Predecessor For the period from January 1, 2018 through April 3, 2018	Predecessor For the year ended December 31, 2017
Borrowings interest (Note 17.2)	(34,159)	(15,546)	—	—
Other interest	(4)	(200)	(23)	(18)

Total interest expense	(34,163)	(15,746)	(23)	(18)

11.3 Other financial results

	Consolidated Successor For the year ended December 31, 2019	Consolidated Successor For the period from April 4, 2018 through December 31, 2018	Predecessor For the period from January 1, 2018 through April 3, 2018	Predecessor For the year ended December 31, 2017
Costs of early settlements of borrowings and amortized costs (Note 17.4)	(2,076)	(14,474)	—	—
Changes in the fair value of Warrants (Note 17.5.1)	6,840	(8,860)	—	—
Foreign currency exchange difference, net	(2,991)	3,005	(995)	(1,506)
Effect of discount of assets and liabilities at present value	(10)	(2,743)	—	—
Changes in the fair value of the financial assets	873	1,415	69	1,885
Interest expense leases (Note 2.2)	(1,561)	—	—	—
Unwinding of discount on asset retirement obligation (Note 21.1)	(1,723)	(897)	(233)	(815)
Others	(67)	(366)	—	—

Total other financial results	(715)	(22,920)	(1,159)	(436)